Loans Receivable, Net (Details) - Schedule of Allowance for Expected Credit Losses - Loans Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year		$ 76,799
Allowance for expected credit losses	1,225
Written-off		(76,799)
Foreign translation adjustment	4
Balance at end of year	$ 1,229